Shareholder Report, Holdings (Details) - C000005468	Jun. 30, 2025
Taiwan Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Prosus
Holdings [Line Items]
Percent of Net Asset Value	2.20%
ASML Holding
Holdings [Line Items]
Percent of Net Asset Value	2.20%
SAP
Holdings [Line Items]
Percent of Net Asset Value	2.20%
AstraZeneca
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Essity
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Canadian National Railway
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Constellation Software
Holdings [Line Items]
Percent of Net Asset Value	1.70%
MercadoLibre
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Safran
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Financials
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Energy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.60%